Fair Value Measurements (Additional Information) (Details) - USD ($) $ in Thousands					3 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Nov. 10, 2022	Jun. 02, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Principle amount of issued debt					$ 10,000
Loss (gain) on derivative liability					5,253	$ (7,500)	$ (8,310)	$ 300	$ (800)
Liabilities, Fair Value Adjustment				$ 30,400
Risk Adjusted Net Sales Forecast										6.10%
Debt Securities, Available-for-Sale, Weighted Average Yield										21.50%
Common stock upon conversation of cash					$ 3,000		$ 3,000
Discount rate of FDA	10.00%				9.60%		10.00%
Development Milestone Payment	$ 200				$ 200
Derivative warrant liability private warrants	$ 1,200				$ 6,500
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Derivative warrant liability private warrants		$ 2,500	$ 2,500